EQUITY COMMITMENT (Tables)	12 Months Ended
Dec. 31, 2022
December 2020 Equity Commitment [Member]
Commitments And Contractual Obligations [Line Items]
Disclosure of detailed information about equity commitment [Table Text Block]
		(Cdn$ thousands)
			Issue Costs
	Number of Shares (000's)	Gross Cash Proceeds	Non-cash	Cash	Net Cash Proceeds
As at December 31, 2020	200,000	100,000	(10,530)	(1,139)	98,861
February 5, 2021	67,405	33,702	-	(22)	33,680
As at December 31, 2022 and 2021	267,405	133,702	(10,530)	(1,161)	132,541

June 2020 Equity Commitment [Member]
Commitments And Contractual Obligations [Line Items]
Disclosure of detailed information about equity commitment [Table Text Block]
		(Cdn$ thousands)
			Issue Costs
	Number of Shares (000's)	Gross Cash Proceeds	Non-cash	Cash	Net Cash Proceeds
As at December 31, 2020	7,700	3,850	(405)	(199)	3,651
February 5, 2021	2,595	1,298	-	-	1,298
As at December 31, 2022 and 2021	10,295	5,148	(405)	(199)	4,949